Investments in affiliates	6 Months Ended
Jun. 30, 2021
Investments in affiliates
Investments in affiliates

5     Investments in affiliates

In August 2015, an affiliated company Gemini Shipholdings Corporation (“Gemini”) was formed by the Company and Virage International Ltd. (“Virage”), a company controlled by the Company’s largest shareholder. Gemini acquired a 100% interest in entities with capital leases for the Suez Canal and Genoa and that own the container vessels Catherine C and Leo C. In August 2019, an affiliated company of Gemini acquired an 8,533 TEU container vessel built in 2006 renamed to Belita. Gemini financed these acquisitions with the assumption of capital lease obligations of $35.4 million, $30.0 million of borrowings under secured loan facilities and an aggregate of $47.4 million from equity contributions from the Company and Virage, which subscribed in cash for 49% and 51%, respectively, of Gemini’s issued and outstanding share capital. As of June 30, 2021, Gemini consolidated its wholly owned subsidiaries listed below:

		Year		Date of vessel
Company	Vessel Name	Built	TEU	delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Catherine C	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	Leo C	2002	6,422	February 4, 2016
Springer Shipping Co.	Belita	2006	8,533	August 26, 2019

The Company has determined that Gemini is a variable interest entity of which the Company is not the primary beneficiary, and as such, this affiliated company is accounted for under the equity method and recorded under “Equity income/(loss) on investments” in the condensed consolidated statements of income. The Company does not guarantee the debt of Gemini and its subsidiaries and has the right to purchase all of the beneficial interest in Gemini that it does not own for fair market value at any time after December 31, 2018, to the extent permitted under its credit facilities. The net assets of Gemini total $39.3 million and $31.2 million as of June 30, 2021 and December 31, 2020, respectively. The Company’s exposure is limited to its share of the net assets of Gemini proportionate to its 49% equity interest in Gemini as of June 30, 2021. On July 1, 2021, the Company exercised its option to acquire the remaining equity interest in Gemini. See Note 15 "Subsequent Events".

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	As of	As of
	June 30, 2021	December 31, 2020
Current assets	$16,922	$11,524
Non-current assets	$70,091	$69,149
Current liabilities	$8,603	$7,585
Non-current liabilities	$39,151	$41,920

	Six months ended	Six months ended
	June 30, 2021	June 30, 2020
Net operating revenues	$17,984	$16,441
Net income	$8,091	$6,664